Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2013	Sep. 27, 2013
Document And Entity Information
Entity Registrant Name	DISCOUNT DENTAL MATERIALS, INC.
Entity Central Index Key	0001453099
Document Type	10-K/A
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		33,580,001
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012